Notes Payable (Carrying Value of The Subordinated Term Loan) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Principal amount of loan	$ 9,676	$ 8,659
Less: unamortized debt discount	(285)	(424)
Notes and Loans Payable	$ 9,391	$ 8,235